General (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Intangible Assets	$ 9,000
Total, Amount	$ 9,000
Total, Life (months)	60 months
Intangible Assets [Member]
Total, Life (months)	60 months